Accounts receivable, net (Details Textual) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable, Current	¥ 100,040	¥ 46,441	¥ 37,699	¥ 23,802